SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Total lease cost	$ 28,289	$ 21,831	$ 84,112	$ 45,009	$ 303,157	$ 585,015
General and Administrative Expense [Member]
Total lease cost	$ 28,289	$ 21,831	$ 84,112	$ 45,009	303,157	585,015
Depreciation and Amortization [Member]
Total lease cost
Interest Expense [Member]
Total lease cost